Concentrations and Risk - Schedule of Customers represent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Concentration Risk [Line Items]
Concentration risk percentage	$ 314,916		$ 289,166		$ 319,804
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	234,957
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	33,123
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	33,968			[1]
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	85,317		55,416			[1]
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	128,500			[1]
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	64,720			[1]
Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	70,688			[1]		[1]
Supplier I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40,437			[1]		[1]
Concentration risk percentage	17,067			[2]		[2]
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[3]	122,289		68,192
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[3]		[3]	174,245
Concentration risk percentage		[4]		[4]	803
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[3]		[3]	48,666
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49,666		57,486			[3]
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[3]	72,295			[3]
Concentration risk percentage		[4]	713			[4]
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33,771			[3]		[3]
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40,665			[3]		[3]
Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41,503			[3]		[3]
Concentration risk percentage	17,519			[4]		[4]
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[4]		[4]	$ 2,622

[1]	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.
[2]	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.
[3]	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.
[4]	Accounts receivable from the relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.